Accounting for derivative instruments and hedging activities (Details)						3 Months Ended				12 Months Ended																						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Orlando project	Dec. 31, 2011 Orlando project	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Sep. 30, 2011 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2010 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2011 Natural gas swaps during 2016 and 2017 Orlando project mmbtu	Mar. 31, 2012 Natural gas swaps through June 30, 2012 Auburndale project	Dec. 31, 2011 Natural gas swaps through June 30, 2012 Auburndale project	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Jun. 30, 2010 Interest rate swaps Epsilon Power Partners	Jul. 31, 2007 Interest rate swaps Epsilon Power Partners	Mar. 31, 2012 Interest rate swaps Auburndale project	Dec. 31, 2011 Interest rate swaps Auburndale project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate after February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate after February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Jan. 31, 2012 Foreign currency forward contracts CAD	Mar. 31, 2012 Foreign currency forward contracts CAD CADPerUSD	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts CAD CADPerUSD	Mar. 30, 2012 Foreign currency forward contracts CADPerUSD	Oct. 31, 2011 Foreign currency forward contracts CADPerUSD	Dec. 31, 2010 Foreign currency forward contracts CAD
Derivative instruments
Percentage of ownership interest	50.00%	50.00%	50.00%	50.00%
Notional amount (in Mmbtu)			12,870,000	14,140,000	15,540,000	2,000,000	1,200,000	1,300,000
Notional amount, (in dollars)											$ 51,376,000	$ 52,711,000	$ 44,228,000																				248,986,000		312,533,000			219,800,000
Percentage of the entity's share in expected natural gas purchases hedge						40.00%	25.00%	25.00%	80.00%	80.00%
Remaining percentage of natural gas purchased at spot market price									20.00%	20.00%
Percentage of natural gas purchased at spot market price after expiration of fuel supply agreement									100.00%	100.00%
Swaption interest rate (as a percent)															5.29%	5.10%	3.12%	6.02%	6.02%	6.14%	6.14%	6.26%	6.26%	6.38%	6.38%	1.70%	1.70%	4.47%	4.47%	4.47%	4.47%
Applicable margin, low end of range (as a percent)																										3.50%	3.50%
Applicable margin, high end of range (as a percent)																										3.75%	3.75%
Applicable margin (as a percent)																												4.00%	4.00%
Swaption interest rate after addition of applicable margin (as a percent)																												8.47%	8.47%
Reduced swaption interest rate after amendment (as a percent)														4.24%
Percentage of expected dividend and convertible debenture interest payments hedge																																	85.00%	99.00%	99.00%
Notional amount through the end of 2015																																81,400,000	6,000,000		6,000,000
Notional amount through December 2015																																	123,000,000		215,500,000
Exchange rate (in CAD per USD)																																	1.127	1.134	1.134	1.134	1.131
Realized gain from termination of various foreign currency forward contracts																																		$ 9,600,000